Derivative instruments and hedging activities	6 Months Ended
Sep. 30, 2013
Derivative instruments and hedging activities

3. Derivative instruments and hedging activities:

Nomura uses a variety of derivative financial instruments, including futures, forwards, options and swaps, for both trading and non-trading purposes.

Derivatives used for trading purposes

In the normal course of business, Nomura enters into transactions involving derivative financial instruments to meet client needs, for trading purposes, and to reduce its own exposure to loss due to adverse fluctuations in interest rates, currency exchange rates and market prices of securities. These financial instruments include contractual agreements such as commitments to swap interest payment streams, exchange currencies or purchase or sell securities and other financial instruments on specific terms at specific future dates.

Nomura maintains active trading positions in a variety of derivative financial instruments. Most of Nomura’s trading activities are client oriented. Nomura utilizes a variety of derivative financial instruments as a means of bridging clients’ specific financial needs and investors’ demands in the securities markets. Nomura also actively trades securities and various derivatives to assist its clients in adjusting their risk profiles as markets change. In performing these activities, Nomura carries an inventory of capital markets instruments and maintains its access to market liquidity by quoting bid and offer prices to and trading with other market makers. These activities are essential to provide clients with securities and other capital markets products at competitive prices.

Futures and forward contracts are commitments to either purchase or sell securities, foreign currency or other capital market instruments at a specific future date for a specified price and may be settled in cash or through delivery. Foreign exchange contracts include spot and forward contracts and involve the exchange of two currencies at a rate agreed by the contracting parties. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in market prices. Futures contracts are executed through regulated exchanges which clear and guarantee performance of counterparties. Accordingly, credit risk associated with futures contracts is considered minimal. In contrast, forward contracts are generally negotiated between two counterparties and, therefore, are subject to the performance of the related counterparties.

Options are contracts that grant the purchaser, for a premium payment, the right to either purchase or sell a financial instrument at a specified price within a specified period of time or on a specified date from or to the writer of the option. The writer of options receives premiums and bears the risk of unfavorable changes in the market price of the financial instruments underlying the options.

Swaps are contractual agreements in which two counterparties agree to exchange certain cash flows, at specified future dates, based on an agreed contract. Certain agreements may result in combined interest rate and foreign currency exposures. Entering into swap agreements may involve the risk of credit losses in the event of counterparty default.

To the extent these derivative financial instruments are economically hedging financial instruments or securities positions of Nomura, the overall risk of loss may be fully or partly mitigated by the hedged position.

Nomura seeks to minimize its exposure to market risk arising from its use of these derivative financial instruments through various control policies and procedures, including position limits, monitoring procedures and hedging strategies whereby Nomura enters into offsetting or other positions in a variety of financial instruments.

Derivatives used for non-trading purposes

Nomura’s principal objectives in using derivatives for non-trading purposes are to manage interest rate risk, to modify the interest rate characteristics of certain financial liabilities, to manage net investment exposure to fluctuations in foreign exchange rates arising from certain foreign operations and to mitigate equity price risk arising from certain stock-based compensation awards given to employees.

Credit risk associated with derivatives utilized for non-trading purposes is controlled and managed in the same way as credit risk associated with derivatives utilized for trading purposes.

Nomura designates derivative financial instruments as fair value hedges of interest rate risk arising from specific financial liabilities. These derivatives are effective in reducing the risk associated with the exposure being hedged and they are highly correlated with changes in the fair value of the underlying hedged item, both at inception and throughout the life of the hedge contract. Changes in fair value of the hedging derivatives are reported together with those of the hedged liabilities through the consolidated statements of income within Interest expense.

Derivative financial instruments designated as hedges of the net investment in foreign operations relate to specific subsidiaries with non-Japanese yen functional currencies. When determining the effectiveness of net investment hedges, the effective portion of the change in fair value of the hedging derivative is determined by changes in spot exchange rates and is reported through Nomura Holdings, Inc. (“NHI”) shareholders’ equity within Accumulated other comprehensive income (loss). Changes in fair value of the hedging derivatives attributable to changes in the difference between the forward rate and spot rate are excluded from the measure of hedge effectiveness and are reported in the consolidated statements of income within Revenue—Other.

Concentrations of credit risk for derivatives

The following tables present Nomura’s significant concentration of exposures to credit risk in OTC derivatives with financial institutions including transactions cleared through central counterparties. The gross fair value of derivative assets represents the maximum amount of loss due to credit risk that Nomura would incur if the counterparties of Nomura failed to perform in accordance with the terms of the instruments and any collateral or other security Nomura held in relation to those instruments proved to be of no value.

	Billions of yen
	March 31, 2013
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥20,169	¥(18,415)	¥(981)	¥773

	Billions of yen
	September 30, 2013
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥20,144	¥(18,219)	¥(890)	¥1,035

Derivative activities

The following tables quantify the volume of Nomura’s derivative activity through a disclosure of notional amounts, in comparison with the fair value of those derivatives. All amounts are disclosed on a gross basis, prior to counterparty netting of derivative assets and liabilities and cash collateral netting against net derivatives.

	Billions of yen
	March 31, 2013
	Derivative assets		Derivative liabilities
	Notional	Fair value	Notional(1)	Fair value(1)
Derivatives used for trading and non-trading purposes(2)(3):
Equity contracts	¥14,130	¥1,857	¥14,550	¥2,017
Interest rate contracts	727,129	21,685	711,914	21,452
Credit contracts	44,582	1,839	42,889	1,979
Foreign exchange contracts	81,002	2,104	80,280	2,007
Commodity contracts	29	1	39	2

Total	¥866,872	¥27,486	¥849,672	¥27,457

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,748	¥88	¥162	¥0
Foreign exchange contracts	92	1	24	1

Total	¥1,840	¥89	¥186	¥1

Total derivatives	¥868,712	¥27,575	¥849,858	¥27,458

	Billions of yen
	September 30, 2013
	Derivative assets		Derivative liabilities
	Notional	Fair value	Notional(1)	Fair value(1)
Derivatives used for trading and non-trading purposes(2)(3):
Equity contracts	¥17,154	¥2,416	¥17,212	¥2,582
Interest rate contracts	898,924	19,611	896,087	19,298
Credit contracts	42,829	1,589	41,365	1,760
Foreign exchange contracts	114,756	2,619	101,855	2,452
Commodity contracts	47	1	47	1

Total	¥1,073,710	¥26,236	¥1,056,566	¥26,093

Derivatives designated as hedging instruments:
Interest rate contracts	¥2,039	¥74	¥254	¥1
Foreign exchange contracts	85	1	34	0

Total	¥2,124	¥75	¥288	¥1

Total derivatives	¥1,075,834	¥26,311	¥1,056,854	¥26,094

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(3)	Includes the amount of derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. As of March 31, 2013 and September 30, 2013, these amounts have not been separately presented since such amounts were not significant.

Changes in fair value are recognized either through earnings or other comprehensive income depending on the purpose for which the derivatives are used.

Offsetting of derivatives

        Counterparty credit risk associated with derivative financial instruments is controlled by Nomura through credit approvals, limits and monitoring procedures. To reduce default risk, Nomura requires collateral, principally cash collateral and government securities, for certain derivative transactions. From an economic standpoint, Nomura evaluates default risk exposure net of related collateral. Furthermore, OTC derivative transactions are typically documented under industry standard master netting agreements which reduce Nomura’s credit exposure to counterparties as they permit the close-out and offset of transactions and collateral amounts in the event of default of the counterparty. For certain OTC centrally-cleared and exchange-traded derivatives, the clearing or membership agreements entered into by Nomura provide similar rights to Nomura in the event of default of the relevant central clearing party or exchange. In order to support the enforceability of the close-out and offsetting rights within these agreements, particularly for transactions with counterparties in jurisdictions where relevant laws are complex or uncertain, Nomura generally seek to obtain an external legal opinion.

Derivative assets and liabilities with the same counterparty are offset in the consolidated balance sheets where the specific criteria defined by ASC 210-20 and ASC 815 are met. These criteria include requirements around the legal enforceability of the close-out and offset rights. In addition, fair value amounts recognized for the right to reclaim cash collateral (a receivable) and the obligation to return cash collateral (a payable) are also offset against net derivative liabilities and net derivative assets, respectively.

The following table presents information about offsetting of derivative instruments and related collateral amounts in the consolidated balance sheets by type of derivative contract, together with the extent to which master netting agreements entered into with counterparties, central clearing counterparties or exchanges permit additional offsetting of derivatives and collateral in the event of counterparty default.

	Billions of yen		Billions of yen
	March 31, 2013		September 30, 2013
	Derivative assets	Derivative liabilities(1)	Derivative assets	Derivative liabilities(1)
Equity contracts
OTC settled bilaterally	¥1,112	¥1,174	¥1,292	¥1,372
OTC centrally-cleared	—	—	—	—
Exchange-traded	745	843	1,124	1,210
Interest rate contracts
OTC settled bilaterally	12,887	12,609	10,726	10,397
OTC centrally-cleared	8,873	8,839	8,947	8,892
Exchange-traded	13	4	12	10
Credit contracts
OTC settled bilaterally	1,744	1,880	1,512	1,678
OTC centrally-cleared	95	99	76	81
Exchange-traded	0	0	1	1
Foreign exchange contracts
OTC settled bilaterally	2,097	2,002	2,595	2,431
OTC centrally-cleared	8	6	21	17
Exchange-traded	—	0	4	4
Commodity contracts
OTC settled bilaterally	0	1	0	0
OTC centrally-cleared	—	—	—	—
Exchange-traded	1	1	1	1

Total gross derivative balances(2)	¥27,575	¥27,458	¥26,311	¥26,094
Less: Amounts offset in the consolidated balance sheets(3)	(25,684)	(25,636)	(23,818)	(23,883)

Total net amounts reported on the face of the consolidated balance sheets(4)	¥1,891	¥1,822	¥2,493	¥2,211
Less: Additional amounts not offset in the consolidated balance sheets(5)
Financial instruments and non-cash collateral	(177)	(138)	(177)	(139)
Cash collateral(6)	—	(2)	(2)	(7)

Net amount	¥1,714	¥1,682	¥2,314	¥2,065

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under legally enforceable master netting agreements.
(3)	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under legally enforceable master netting and similar agreements in accordance with ASC 815. As of March 31, 2013, Nomura offset a total of ¥985 billion of cash collateral receivables against net derivative liabilities and ¥1,033 billion of cash collateral payables against net derivative assets. As of September 30, 2013, Nomura offset a total of ¥1,012 billion of cash collateral receivables against net derivative liabilities and ¥937 billion of cash collateral payables against net derivative assets.
(4)	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments—Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
(5)	Represents amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with ASC 210-20 and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura does not have the legal right of offset or has not determined with sufficient certainty whether the right of offset is legally enforceable are excluded.
(6)	As of March 31, 2013, a total of ¥220 billion of cash collateral receivables and ¥497 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of September 30, 2013, a total of ¥164 billion of cash collateral receivables and ¥507 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.

Derivatives used for trading purposes

Derivative financial instruments used for trading purposes, including bifurcated embedded derivatives, are carried at fair value with changes in fair value recognized through the consolidated statements of income within Revenue—Net gain on trading.

The following tables present amounts included in the consolidated statements of income related to derivatives used for trading and non-trading purposes by type of underlying derivative contract.

	Billions of yen
	Six months ended September 30
	2012	2013
Derivatives used for trading and non-trading purposes(1)(2):
Equity contracts	¥1	¥18
Interest rate contracts	(21)	35
Credit contracts	(12)	(37)
Foreign exchange contracts	56	(119)
Commodity contracts	0	1

Total	¥24	¥(102)

	Billions of yen
	Three months ended September 30
	2012	2013
Derivatives used for trading and non-trading purposes(1)(2):
Equity contracts	¥(28)	¥(46)
Interest rate contracts	14	(76)
Credit contracts	5	(38)
Foreign exchange contracts	3	40
Commodity contracts	0	(0)

Total	¥(6)	¥(120)

(1)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(2)	Includes net gains (losses) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. For the six and three months ended September 30, 2012 and 2013, these amounts have not been separately presented as net gains (losses) for these non-trading derivatives were not significant.

Fair value hedges

Nomura issues Japanese yen and foreign currency denominated debt with both fixed and floating interest rates. Nomura generally enters into swap agreements to convert fixed rate interest payments on its debt obligations to a floating rate and applies fair value hedge accounting to these instruments. Derivative financial instruments designated as fair value hedges are carried at fair value. Changes in fair value of the hedging derivatives are recognized together with those of the hedged liabilities in the consolidated statements of income within Interest expense.

The following tables present amounts included in the consolidated statements of income related to derivatives designated as fair value hedges by type of underlying derivative contract and the nature of the hedged item.

	Billions of yen
	Six months ended September 30
	2012	2013
Derivatives designated as hedging instruments:
Interest rate contracts	¥23	¥(5)

Total	¥23	¥(5)

Hedged items:
Long-term borrowings	¥(23)	¥5

Total	¥(23)	¥5

	Billions of yen
	Three months ended September 30
	2012	2013
Derivatives designated as hedging instruments:
Interest rate contracts	¥6	¥7

Total	¥6	¥7

Hedged items:
Long-term borrowings	¥(6)	¥(7)

Total	¥(6)	¥(7)

Net investment hedges

Nomura designates foreign currency forwards and foreign currency denominated long-term debt as hedges of certain subsidiaries with significant foreign exchange risks and applies hedge accounting to these instruments. Accordingly, the effective hedging portion of the foreign exchange gains (losses) arising from the derivative contracts and non-derivative financial products designated as hedges is recognized through the consolidated statements of comprehensive income within Other comprehensive income (loss)—Change in cumulative translation adjustments, net of tax. This is offset by the foreign exchange adjustments arising from consolidation of the relevant foreign subsidiaries.

The following tables present gains from derivatives and non-derivatives designated as net investment hedges included in the consolidated statements of comprehensive income.

	Billions of yen
	Six months ended September 30
	2012	2013
Hedging instruments:
Foreign exchange contracts	¥11	¥(1)
Long-term borrowings	8	—

Total	¥19	¥(1)

	Billions of yen
	Three months ended September 30
	2012	2013
Hedging instruments:
Foreign exchange contracts	¥1	¥(2)
Long-term borrowings	3	—

Total	¥4	¥(2)

(1)	The portion of the gains (losses) representing the amount of hedge ineffectiveness and the amount excluded from the assessment of hedge effectiveness are recognized within Revenue—Other in the consolidated statements of income. The amount of gains (losses) was not significant during the six months ended September 30, 2012 and 2013. The amount of gains (losses) was not significant during the three months ended September 30, 2012 and 2013.

Derivatives containing credit risk related contingent features

Nomura enters into certain OTC derivatives and other agreements containing credit risk related contingent features. These features would require Nomura to post additional collateral or settle the instrument upon occurrence of a credit event, the most common of which would be a downgrade in the Company’s long-term credit rating.

The aggregate fair value of all derivative instruments with credit risk related contingent features that were in a liability position as of March 31, 2013, was ¥960 billion with related collateral pledged of ¥754 billion. In the event of a one-notch downgrade to Nomura’s long-term credit rating in effect as of March 31, 2013, the aggregate fair value of assets that would have been required to be posted as additional collateral or that would have been needed to settle the instruments immediately was ¥102 billion.

The aggregate fair value of all derivative instruments with credit risk related contingent features that were in a liability position as of September 30, 2013, was ¥966 billion with related collateral pledged of ¥728 billion. In the event of a one-notch downgrade to Nomura’s long-term credit rating in effect as of September 30, 2013, the aggregate fair value of assets that would have been required to be posted as additional collateral or that would have been needed to settle the instruments immediately was ¥120 billion.

Credit derivatives

Credit derivatives are derivative instruments in which one or more of their underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities that expose the seller of credit protection to potential loss from credit risk related events specified in the contract.

Written credit derivatives are instruments or embedded features where Nomura assumes third party credit risk, either as guarantor in a guarantee-type contract, or as the party that provides credit protection in an option-type contract, credit default swap, or any other credit derivative contract.

Nomura enters into credit derivatives as part of its normal trading activities as both purchaser and seller of protection for credit risk mitigation, proprietary trading positions and for client transactions.

The most significant type of credit derivatives used by Nomura are single-name credit default swaps where settlement of the derivative is based on the credit risk of a single third party. Nomura also writes credit derivatives linked to the performance of credit default indices and issues other credit risk related portfolio products.

Nomura would have to perform under a credit derivative contract if a credit event as defined in the respective contract occurs. Typical credit events include bankruptcy, failure to pay and restructuring of obligations of the reference asset.

Credit derivative contracts written by Nomura are either cash or physically settled. In cash-settled instruments, once payment is made upon an event of a default, the contract usually terminates with no further payments due. Nomura generally has no right to assume the reference assets of the counterparty in exchange for payment, nor does Nomura usually have any direct recourse to the actual issuers of the reference assets to recover the amount paid. In physically settled contracts, upon a default event, Nomura takes delivery of the reference asset in return for payment of the full notional amount of the contract.

Nomura actively monitors and manages its credit derivative exposures. Where protection is sold, risks may be mitigated by purchasing credit protection from other third parties either on identical underlying reference assets or on underlying reference assets with the same issuer which would be expected to behave in a correlated fashion. The most common form of recourse provision to enable Nomura to recover from third parties any amounts paid under a written credit derivative is therefore not through the derivative itself but rather through the separate purchase of credit derivatives with identical or correlated underlyings.

Nomura quantifies the value of these purchased contracts in the following tables in the column titled “Purchased Credit Protection.” These amounts represent purchased credit protection with identical underlyings to the written credit derivative contracts which act as a hedge against Nomura’s exposure. To the extent Nomura is required to pay out under the written credit derivative, a similar amount would generally become due to Nomura under the purchased hedge.

Credit derivatives have a stated notional amount which represents the maximum payment Nomura may be required to make under the contract. However, this is generally not a true representation of the amount Nomura will actually pay as in addition to purchased credit protection, other risk mitigating factors reduce the likelihood and amount of any payment, including:

The probability of default: Nomura values credit derivatives taking into account the probability that the underlying reference asset will default and that Nomura will be required to make payments under the contract. Based on historical experience and Nomura’s assessment of the market, Nomura believes that the probability that all reference assets on which Nomura provides protection will default in a single period is remote. The disclosed notional amount, therefore, significantly overstates Nomura’s realistic exposure on these contracts.

The recovery value on the underlying asset: In the case of a default, Nomura’s liability on a contract is limited to the difference between the notional amount and the recovery value of the underlying reference asset. While the recovery value on a defaulted asset may be minimal, this does reduce amounts paid on these contracts.

Nomura holds assets as collateral in relation to written credit derivatives. However, these amounts do not enable Nomura to recover any amounts paid under the credit derivative but rather mitigate the risk of economic loss arising from a counterparty defaulting against amounts due to Nomura under the contract. Collateral requirements are determined on a counterparty level rather than individual contract, and also generally cover all types of derivative contracts rather than just credit derivatives.

The following tables present information about Nomura’s written credit derivatives and purchased credit protection with identical underlyings as of March 31, 2013 and September 30, 2013.

	Billions of yen
	March 31, 2013
		Maximum potential payout/Notional					Notional
	Carrying value (Asset) / Liability(1)	Total	Years to maturity				Purchased credit protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥210	¥24,659	¥4,575	¥7,961	¥9,877	¥2,246	¥22,431
Credit default indices	(16)	12,722	1,482	3,555	6,815	870	11,592
Other credit risk related portfolio products	230	2,586	666	1,112	215	593	1,710
Credit risk related options and swaptions	0	51	—	—	27	24	42

Total	¥424	¥40,018	¥6,723	¥12,628	¥16,934	¥3,733	¥35,775

	Billions of yen
	September 30, 2013
		Maximum potential payout/Notional					Notional
	Carrying value (Asset) / Liability(1)	Total	Years to maturity				Purchased credit protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥96	¥24,854	¥4,553	¥8,906	¥8,975	¥2,420	¥22,441
Credit default indices	(62)	11,306	856	4,420	5,422	608	10,033
Other credit risk related portfolio products	103	1,802	311	1,000	240	251	1,232
Credit risk related options and swaptions	1	599	—	—	302	297	502

Total	¥138	¥38,561	¥5,720	¥14,326	¥14,939	¥3,576	¥34,208

(1)	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting.

The following tables present information about Nomura’s written credit derivatives by external credit rating of the underlying asset. Ratings are based on Standard & Poor’s Financial Services LLC (“S&P”), or if not rated by S&P, based on Moody’s Investors Service, Inc. If ratings from either of these agencies are not available, the ratings are based on Fitch Ratings Ltd. or Japan Credit Rating Agency, Ltd. For credit default indices, the rating is determined by taking the weighted average of the external credit ratings given for each of the underlying reference entities comprising the portfolio or index.

	Billions of yen
	March 31, 2013
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥2,400	¥1,594	¥5,945	¥8,208	¥4,073	¥2,439	¥24,659
Credit default indices	14	589	6,360	3,516	1,910	333	12,722
Other credit risk related portfolio products	77	17	9	127	243	2,113	2,586
Credit risk related options and swaptions	—	—	18	—	33	—	51

Total	¥2,491	¥2,200	¥12,332	¥11,851	¥6,259	¥4,885	¥40,018

	Billions of yen
	September 30, 2013
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥2,089	¥1,477	¥5,996	¥8,206	¥4,491	¥2,595	¥24,854
Credit default indices	9	18	6,183	3,561	1,413	122	11,306
Other credit risk related portfolio products	59	3	2	17	16	1,705	1,802
Credit risk related options and swaptions	—	—	507	22	70	—	599

Total	¥2,157	¥1,498	¥12,688	¥11,806	¥5,990	¥4,422	¥38,561

(1)	“Other” includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.